Related Party Transactions (Details) - USD ($)		8 Months Ended	12 Months Ended
	May 16, 2019	Dec. 31, 2019	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)			$ 1.50
Loan from sponsor	$ 300,000
Due to stockholders	$ 251,000
Working capital loans			$ 1,500,000
Administrative services			10,000
Aggregate amount		$ 50,000	120,000
Accrued expenses			76,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses			$ 1,300,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants, description			the Sponsor purchased an aggregate of 5,333,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, generating gross proceeds of approximately $8.0 million. Simultaneously with the closing of the sale of the Over-allotment Units, the Sponsor purchased an additional 188,235 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, generating gross proceeds of approximately $282,000.
Warrants exercise price per share (in Dollars per share)			$ 11.50
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, description	The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until one year after the date of the consummation of the Business Combination or earlier if, subsequent to the Business Combination, (i) the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Over allotment option, description	The Initial Stockholders agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Public Offering. On September 6, 2019, the underwriters purchased the Over-allotment Units, and the remaining over-allotment option subsequently expired. As a result, an aggregate of 772,059 Founder Shares were forfeited accordingly.
Class B common stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued for services (in Shares)	8,625,000
Shares issued, price per share (in Dollars per share)	$ 0.0001
Shares issued for services, value	$ 25,000